Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Baidu Netcom CNY	Dec. 31, 2014 Beijing Perusal CNY	Dec. 31, 2014 Baidu Pay CNY
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100.0	20.0	31.5
Equity pledge agreement expiration period			2 years	2 years	2 years
Net liabilities of VIEs	$ 56.36	349.67
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No	No
Exchange rate used for conversion of financial statements from RMB to US dollar	6.2046	6.2046